ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 47	$ 27
Foreign currency translation adjustment	(115)	43
Accumulated other comprehensive income (loss)	$ (68)	$ 70